                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.       Name and address of issuer:
         Monarch Life Insurance Company
         Separate Account VA
         One Monarch Place
         Springfield, MA 01133
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2. Name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
         NOT APPLICABLE

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3.       Investment Company Act File Number:  811-5533

         Securities Act File Number:          33-21238*
         * The fee, if any, is paid on the filing for 33-21238
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4(a).    Last day of fiscal year for which this Form is filed:
         December 31, 2001

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


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5.   Calculation of registration fee:

   (i)   Aggregate sale price of securities sold
         during the fiscal year in reliance on
         rule 24(f)-2:                                              $    3,000
                                                                    ----------
   (ii)  Aggregate price of securities redeemed
         or repurchased during the fiscal year:       $  528,705
                                                      ----------
   (iii) Aggregate price of securities redeemed
         or repurchased during any prior fiscal
         year ending no earlier than October 11,
         1995 that were not previously used to
         reduce registration fees payable to the
         Commission:                                 $(4,727,150)
                                                      ----------
   (iv)  Total available redemption credits [add
         Items 5(ii) and 5(iii):                                    $5,255,855
                                                                    -----------
   (v)   Net sales -- if Item 5(i) is greater than
         Item 5(iv) [subtract Item 5(iv) from
         Item 5(i)]:                                                      $0.00
                                                                          -----
    --------------------------------------------------------------
   (vi)  Redemption credits available for use in       $5,252,855
         future years -- if Item 5(i) is less than     ----------
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
    --------------------------------------------------------------

   (vii) Multiplier for determining registration                      x0.000092
         fee (See Instruction C.9):                                   ---------

   (viii) Registration fee due [multiply Item 5(v)
          by Item 5(vii)] (enter "0" if no fee is due):             =$    $0.00
                                                                        =======

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                          +$0.00
                                                                          ------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                          =$0.00
                                                                        ========

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


     Method of Delivery:

               [ ] Wire Transfer
               [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title): /s/ Atilla Aritan
                          __________________________________________
                          Vice President and Assistant Treasurer

                          Atilla Aritan
                          Vice President and Assistant Treasurer


Date 2/21/02


  *Please print the name and title of the signing officer below the signature.